SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19       SUBSEQUENT EVENTS

On January 12, 2012, we completed the spin-off of RPI, which now owns a 30-mall portfolio, totaling approximately 21 million square feet.  The RPI Spin-Off was accomplished through a special dividend of the common stock of RPI to holders of GGP common stock as of December 30, 2011.  Subsequent to the spin-off, we retained a 1% interest in RPI.  The consolidated financial information presented herein includes RPI in discontinued operations for all periods presented.

On February 21, 2012, we sold Grand Traverse Mall to RPI.  RPI assumed the debt on the property as consideration for the purchase.

On February 23, 2012, our board approved the purchase of 11 anchor boxes from an anchor tenant for $270 million.  These anchor boxes will provide us further opportunities to expand, redevelop and enhance certain assets within our portfolio.  The acquisition is expected to close in the second quarter of 2012.

On February 27, 2012, our board approved the declaration of a quarterly common stock dividend of $0.10 per share.  The dividend is payable on April 30, 2012, to stockholders of record on April 16, 2012.

On March 2, 2012, we sold our interest in Village of Cross Keys for $25.0 million.  We received $8.0 million in cash and entered into a secured note receivable with the buyer for $17.0 million.